Debt - Schedule of Debt and Balance Sheet Presentation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Feb. 10, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt	$ 5,545	$ 6,200	$ 5,545
Less: Debt balance held as subject to compromise	(5,545)
Senior credit facilities | Secured Debt
Debt Instrument [Line Items]
Long-term debt	$ 5,545		$ 5,545